WCM China Quality Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.6%
	CHINA — 75.2%
6,680	Asymchem Laboratories Tianjin Co., Ltd. - Class H	$52,488
17,300	Beijing New Building Materials PLC - Class A	68,482
135,000	China Overseas Property Holdings Ltd.	74,685
5,750	Cloud Music Inc.	67,918
2,500	Eastroc Beverage Group Co., Ltd. - Class A	65,144
18,800	Fuyao Glass Industry Group Co., Ltd. - Class H	94,638
17,200	Hangzhou Oxygen Plant Group Co., Ltd. - Class A	67,943
7,500	Huali Industrial Group Co., Ltd. - Class A	61,774
500	Kweichow Moutai Co., Ltd. - Class A	117,720
37,000	Li Ning Co., Ltd.	98,328
19,700	NARI Technology Co., Ltd. - Class A	65,717
537	PDD Holdings, Inc. - ADR*	62,426
16,859	Qingdao Haier Biomedical Co., Ltd. - Class A	66,036
24,557	Qingdao Hiron Commercial Cold Chain Co., Ltd. - Class A	51,951
36,400	Shenzhen H&T Intelligent Control Co., Ltd. - Class A	62,501
1,700	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	65,834
13,400	Shenzhou International Group Holdings Ltd.	126,862
6,050	Tencent Holdings Ltd.	234,830
85,000	TravelSky Technology Ltd. - Class H	102,953
32,000	Warom Technology, Inc. Co. - Class A	87,665
4,400	Xi'an Sinofuse Electric Co., Ltd. - Class A	54,821
28,600	Zhejiang Jiemei Electronic & Technology Co., Ltd. - Class A	85,869
2,591	ZTO Express Cayman, Inc. - ADR	54,255
		1,890,840
	HONG KONG — 11.7%
12,151	AIA Group Ltd.	81,582
6,100	ASMPT Ltd.	76,689
1,900	Hong Kong Exchanges & Clearing Ltd.	55,299
6,028	Techtronic Industries Co., Ltd.	81,715
		295,285
	NETHERLANDS — 2.1%
8,574	Prosus N.V. - ADR	53,673
	TAIWAN — 5.6%
2,104	Airtac International Group	72,975
5,000	Allied Supreme Corp.	67,571
		140,546
	TOTAL COMMON STOCKS
	(Cost $2,673,601)	2,380,344

WCM China Quality Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Principal Amount		Value
	BANK DEPOSIT INVESTMENTS — 0.5%
$13,013	UMB Bank, Money Market Special II, 5.18%[1]	$13,013
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $13,013)	13,013
	TOTAL INVESTMENTS — 95.1%
	(Cost $2,686,614)	2,393,357
	Other Assets in Excess of Liabilities — 4.9%	123,065
	TOTAL NET ASSETS — 100.0%	$2,516,422

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.